Risk/Return Detail Data - FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO	Apr. 29, 2022 USD ($)
Risk/Return:
Registrant Name	Fidelity California Municipal Trust
FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO | Fidelity California Limited Term Tax-Free Bond Fund
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® California Limited Term Tax-Free Bond Fund April 29, 2022 Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses
Expenses Restated to Reflect Current [Text]	A Adjusted to reflect current fees.
FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO | Fidelity California Limited Term Tax-Free Bond Fund | Fidelity California Limited Term Tax-Free Bond Fund
Risk/Return:
Management fee	0.20%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%	[1]
Total annual operating expenses	0.29%
1 year	$ 30
3 years	93
5 years	163
10 years	$ 368

[1]	A Adjusted to reflect current fees.